UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
October 31, 2008

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

		Variable Rate Senior Loan Interests – 151.1% (93.3% of Total Investments) (4)

		Aerospace & Defense – 2.2% (1.4% of Total Investments)

$4,967		Midwestern Aircraft, Term Loan B	6.500%	12/30/11	BBB-	$4,233,942
2,300		Transdigm, Inc., Term Loan B	5.210%	6/23/13	BB-	1,762,375
2,368		Vought Aircraft Industries, Inc., Term Loan	5.620%	12/22/11	Ba3	1,882,492
545		Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	6.426%	12/22/10	Ba3	409,091

10,180		Total Aerospace & Defense				8,287,900

		Airlines – 3.2% (2.0% of Total Investments)

2,504		ACTS Aero Technical Support & Services, Inc., Term Loan	7.885%	10/16/14	N/R	1,214,268
1,980		Delta Air Lines, Inc., Credit Linked Deposit	4.891%	4/30/12	Ba2	1,401,840
1,985		Delta Air Lines, Inc., Term Loan	6.250%	4/30/14	B	1,141,332
5,887		Northwest Airlines, Inc., DIP Term Loan	5.000%	8/21/13	BB-	4,790,149
6,153		United Air Lines, Inc., Term Loan B	5.653%	2/01/14	B+	3,537,879

18,509		Total Airlines				12,085,468

		Auto Components – 2.0% (1.2% of Total Investments)

5,645		Federal-Mogul Corporation, Tranche B, Term Loan	5.274%	12/29/14	Ba2	3,436,650
3,324		Federal-Mogul Corporation, Tranche C, Term Loan	6.060%	12/28/15	Ba2	2,023,768
3,000		Goodyear Tire & Rubber Company, Term Loan	4.780%	4/30/14	Ba1	2,135,000

11,969		Total Auto Components				7,595,418

		Building Products – 6.4% (4.0% of Total Investments)

1,574		Atrium Companies, Inc., Term Loan	8.724%	5/31/12	B	944,397
7,844		Building Materials Corporation of America, Term Loan	6.625%	2/22/14	B+	5,474,886
5,000		Building Materials Corporation of America, Term Loan, Second Lien	9.000%	9/15/14	Caa2	2,610,000
8,157		Stile Acquisition Corporation, Canadian Term Loan	5.500%	4/05/13	Caa2	5,636,296
8,237		Stile Acquisition Corporation, Term Loan B	5.000%	4/05/13	Caa2	5,691,109
3,920		TFS Acquisition, Term Loan	7.262%	8/11/13	B+	3,645,600

34,732		Total Building Products				24,002,288

		Capital Markets – 1.5% (1.0% of Total Investments)

2,394		Ameritrade Holdings Corporation, Term Loan B	4.500%	12/31/12	Ba1	2,002,173
961		BNY Convergex Group LLC, Incremental Delayed Draw Term Loan, (5) (6)	1.500%	10/02/13	B2	(268,987)
4,643		BNY Convergex Group LLC, Term Loan	6.770%	10/02/13	B2	3,540,179
685		BNY Convergex Group LLC, Incremental Term Loan	6.770%	10/02/13	B2	522,324

8,683		Total Capital Markets				5,795,689

		Chemicals – 8.4% (5.2% of Total Investments)

181		Celanese US Holdings LLC, Credit Linked Deposit	3.926%	4/02/14	BB+	146,775
711		Celanese US Holdings LLC, Term Loan	5.553%	4/02/14	BB+	578,293
1,536		Foamex LP, Term Loan B	8.041%	2/12/13	CCC+	710,618
8,387		Hercules, Inc., Term Loan	4.500%	10/08/10	BBB	8,334,200
4,818		Hexion Specialty Chemicals, Inc., Term Loan C-1	6.188%	5/05/13	Ba3	3,352,751
1,047		Hexion Specialty Chemicals, Inc., Term Loan C-2	6.063%	5/05/13	Ba3	728,313
3,653		Huntsman International LLC, Term Loan	4.969%	4/19/14	BB+	3,176,918
3,766		Ineos US Finance LLC, Tranche B2	5.950%	12/16/13	BB-	2,096,685
3,766		Ineos US Finance LLC, Tranche C2	6.450%	12/16/14	BB-	2,062,158
445		JohnsonDiversey, Inc., Term Loan	4.791%	12/16/11	Ba2	354,041
1,448		Lucite International, Term Loan B-1	5.370%	7/07/13	BB-	1,313,693
513		Lucite International, Term Loan B-2	5.370%	7/07/13	BB-	408,368
5,475		Rockwood Specialties Group, Inc., Term Loan E	4.618%	7/30/12	BB+	4,585,313
993		Solutia, Inc., Term Loan	9.045%	2/28/14	B+	822,948
3,970		Univar, Inc., Term Loan	6.762%	10/10/14	B+	2,783,962

40,709		Total Chemicals				31,455,036

		Commercial Services & Supplies – 1.5% (0.9% of Total Investments)

—	(7)	Allied Waste North America, Inc., Letter of Credit	TBD	TBD	BBB	25
975		NCO Financial Systems, Inc., Term Loan	7.415%	5/15/13	BB-	840,723
4,367		Rental Services Corporation, Term Loan	7.699%	11/27/13	B-	2,696,453
1,184		Workflow Holdings Corporation, Term Loan	8.420%	11/30/11	B+	813,905
1,769		Xerium Technologies, Inc., Term Loan B	9.262%	5/21/12	CCC+	1,308,729

8,295		Total Commercial Services & Supplies				5,659,835

		Communications Equipment – 1.0% (0.6% of Total Investments)

2,340		Aspect Software, Inc., Term Loan B	6.250%	7/11/11	BB-	1,895,400
2,000		Brocade Communications, Term Loan	7.000%	10/08/15	BB+	1,857,500

4,340		Total Communications Equipment				3,752,900

		Consumer Finance – 0.5% (0.3% of Total Investments)

2,850		Peach Holdings, Inc., Term Loan	7.712%	11/30/13	B	2,005,688

		Containers & Packaging – 3.8% (2.4% of Total Investments)

493		Amscan Holdings, Inc., Term Loan	5.407%	5/25/13	B1	369,375
13,807		Graham Packaging Company, L.P., Term Loan	5.744%	10/07/11	B+	11,307,656
699		Smurfit-Stone Container Corporation, Deposit-Funded Commitment	5.926%	11/01/10	BB	555,419
783		Smurfit-Stone Container Corporation, Term Loan B	4.897%	11/01/11	BB	622,693
1,480		Smurfit-Stone Container Corporation, Term Loan C	4.883%	11/01/11	BB	1,176,731
465		Smurfit-Stone Container Corporation, Tranche C-1	5.125%	11/01/11	BB	369,329

17,727		Total Containers & Packaging				14,401,203

		Diversified Consumer Services – 3.8% (2.4% of Total Investments)

11,885		Cengage Learning Acquisitions, Inc., Term Loan	5.620%	7/05/14	B+	8,920,339
8,480		West Corporation, Term Loan	5.512%	10/24/13	BB-	5,490,575

20,365		Total Diversified Consumer Services				14,410,914

		Diversified Financial Services – 0.4% (0.3% of Total Investments)

2,000		Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	BB-	1,580,000

		Diversified Telecommunication Services – 9.4% (5.8% of Total Investments)

898		Choice One Communications, Term Loan B	6.886%	6/30/12	B2	538,929
5,910		Crown Castle Operating Company, Term Loan	5.376%	1/26/14	BB+	4,527,060
3,871		Intelsat, Tranche B, Term Loan	6.650%	7/01/13	BB-	3,208,091
6,213		Intelsat, Tranche B, Term Loan A	6.650%	1/03/14	BB-	5,156,670
6,211		Intelsat, Tranche B, Term Loan B	6.650%	1/03/14	BB-	5,155,112
6,211		Intelsat, Tranche B, Term Loan C	6.650%	1/03/14	BB-	5,155,112
6,800		Level 3 Financing, Inc., Term Loan	7.000%	3/13/14	B+	5,083,000
7,860		MetroPCS Wireless, Inc., Term Loan	5.176%	11/03/13	BB-	6,525,680

43,974		Total Diversified Telecommunication Services				35,349,654

		Electric Utilities – 6.2% (3.8% of Total Investments)

1,611		Calpine Corporation, DIP Revolver, (5)	4.397%	3/31/14	B+	1,100,000
16,845		Calpine Corporation, DIP Term Loan	6.645%	3/31/14	B+	13,554,094
6,932		TXU Corporation, Term Loan B-2	6.659%	10/10/14	Ba3	5,438,117
3,960		TXU Corporation, Term Loan B-3	6.437%	10/10/14	Ba3	3,091,770

29,348		Total Electric Utilities				23,183,981

		Electrical Equipment – 0.9% (0.6% of Total Investments)

4,882		Allison Transmission Holdings, Inc., Term Loan	5.669%	8/07/14	BB-	3,352,586

		Electronic Equipment & Instruments – 0.2% (0.1% of Total Investments)

978		Sensata Technologies B.V., Term Loan	5.257%	4/27/13	BB	631,465

		Energy Equipment & Services – 0.2% (0.1% of Total Investments)

953		PGS Finance, Inc., Term Loan	5.510%	6/29/15	Ba2	717,383

		Food & Staples Retailing – 0.8% (0.5% of Total Investments)

3,554		Supervalu, Term Loan B	3.266%	6/02/12	BB+	2,998,096

		Food Products – 0.9% (0.6% of Total Investments)

465		Dole Food Company, Inc., Deposit-Funded Commitment	6.689%	4/12/13	Ba3	340,892
824		Dole Food Company, Inc., Term Loan B	5.277%	4/12/13	Ba3	604,201
3,401		Dole Food Company, Inc., Term Loan C	5.926%	4/12/13	Ba3	2,492,770

4,690		Total Food Products				3,437,863

		Health Care Providers & Services – 8.9% (5.5% of Total Investments)

33		Community Health Systems, Inc., Delayed Draw Term Loan, (5) (6)	1.000%	7/25/14	BB	(6,429)
638		Community Health Systems, Inc., Term Loan	5.009%	7/25/14	BB	512,757
142		HCA, Inc., Term Loan	6.012%	11/18/13	BB	117,229
9,406		Health Management Associates, Inc., Term Loan	5.512%	2/28/14	BB-	6,631,486
1,533		HealthSouth Corporation, Term Loan	5.500%	3/10/13	BB-	1,273,864
3,238		IASIS Healthcare LLC, Delayed Term Loan	5.118%	3/14/14	Ba2	2,623,083
866		IASIS Healthcare LLC, Letter of Credit	2.481%	3/14/14	Ba2	701,242
9,359		IASIS Healthcare LLC, Term Loan	5.118%	3/14/14	Ba2	7,580,687
1,288		Invacare Corporation, Term Loan B	5.602%	2/12/13	Ba2	1,101,240
3,880		LifeCare, Term Loan B	7.670%	8/11/12	B2	2,735,400
519		LifePoint Hospitals, Inc., Term Loan	4.435%	4/18/12	Ba1	437,539
2,895		Select Medical Corporation, Term Loan	4.911%	2/24/12	Ba2	2,229,150
8,550		Vanguard Health Holding Company II LLC, Replacement Term Loan	5.743%	9/23/11	Ba3	7,299,405

42,347		Total Health Care Providers & Services				33,236,653

		Health Care Technology – 0.4% (0.2% of Total Investments)

1,886		Emdeon Business Services LLC, Term Loan	5.762%	11/18/13	BB-	1,423,575

		Hotels, Restaurants & Leisure – 10.3% (6.4% of Total Investments)

9,209		24 Hour Fitness Worldwide, Inc., Term Loan B	6.179%	6/08/12	Ba3	6,860,512
1,117		Ameristar Casinos, Inc., Term Loan B	5.769%	11/10/12	BB+	642,168
57		Buffets, Inc., DIP Rollover Letter of Credit, WI/DD	TBD	TBD	N/R	16,741
570		Buffets, Inc., Rollover DIP Term Loan, WI/DD	TBD	TBD	N/R	168,221
176		Buffets, Inc., Letter of Credit, WI/DD	TBD	TBD	N/R	51,963
1,184		Buffets, Inc., Term Loan, WI/DD	TBD	TBD	N/R	349,353
765		CBRL Group, Inc., Term Loan B-1	4.300%	4/28/13	BB-	587,703
92		CBRL Group, Inc., Term Loan B-2	4.300%	4/28/13	BB-	70,680
4,888		Cedar Fair LP, Term Loan	5.118%	8/30/12	BB	3,592,313
667		Fontainebleau Las Vegas LLC, Delayed Term Loan, (5) (6)	2.000%	6/06/14	B1	(350,000)
1,333		Fontainebleau Las Vegas LLC, Term Loan	6.065%	6/06/14	B1	633,333
949		Green Valley Ranch Gaming LLC, Term Loan B	5.000%	2/16/14	BB-	474,318
1,703		Isle of Capri Casinos, Inc., Delayed Term Loan	5.512%	11/25/13	BB	1,154,872
599		Isle of Capri Casinos, Inc., Delayed Term Loan A	5.512%	11/25/13	BB	406,252
681		Isle of Capri Casinos, Inc., Delayed Term Loan B	5.512%	11/25/13	BB	461,949
3,960		Orbitz Worldwide, Inc., Term Loan	6.391%	7/25/14	BB-	2,544,300
695		Penn National Gaming, Inc., Term Loan B	5.009%	10/03/12	BB+	581,213
1,975		Travelport LLC, Delayed Term Loan	5.368%	8/23/13	BB-	1,204,750
981		Travelport LLC, Letter of Credit	6.012%	8/23/13	BB-	609,896
4,891		Travelport LLC, Term Loan	6.012%	8/23/13	BB-	3,039,592
2,255		Universal City Development Partners, Ltd., Term Loan	6.681%	6/09/11	Ba1	1,938,909
3,326		Venetian Casino Resort LLC, Delayed Term Loan	5.520%	5/23/14	BB-	1,913,507
13,503		Venetian Casino Resort LLC, Term Loan	5.520%	5/23/14	BB-	7,767,439
4,073		Wintergames Holdings, Term Loan	6.250%	10/23/08	N/R	3,868,969

59,649		Total Hotels, Restaurants & Leisure				38,588,953

		Household Durables – 0.3% (0.2% of Total Investments)

1,590		Rent-A-Center Inc., Term Loan B	4.809%	6/30/12	BB+	1,288,098

		Household Products – 1.8% (1.1% of Total Investments)

6,559		Prestige Brands, Inc., Term Loan B	5.822%	4/06/11	BB-	5,280,068
1,737		Solo Cup Company, Term Loan	6.653%	2/27/11	B	1,509,990

8,296		Total Household Products				6,790,058

		Independent Power Producers & Energy Traders – 2.1% (1.3% of Total Investments)

822		Covanta Energy Corporation, Synthetic Letter of Credit	5.453%	2/09/14	BB	685,209
1,653		Covanta Energy Corporation, Term Loan B	4.632%	2/09/14	BB	1,377,163
2,268		NRG Energy, Inc., Credit Linked Deposit	2.701%	2/01/13	Ba1	1,974,965
4,616		NRG Energy, Inc., Term Loan	5.262%	2/01/13	Ba1	4,019,967

9,359		Total Independent Power Producers & Energy Traders				8,057,304

		Insurance – 2.9% (1.8% of Total Investments)

16,480		Conseco, Inc., Term Loan	5.000%	10/10/13	B+	10,918,027

		Internet Software & Services – 0.5% (0.3% of Total Investments)

3,000		Sabre, Inc., Term Loan	5.251%	9/30/14	B+	1,738,334

		IT Services – 6.3% (3.9% of Total Investments)

6,930		First Data Corporation, Term Loan B-2	6.019%	9/24/14	BB-	5,130,674
1,985		First Data Corporation, Term Loan B-3	5.983%	9/24/14	BB-	1,463,910
1,344		Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	7.520%	7/28/12	B+	850,080
2,576		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	7.520%	7/28/12	B+	1,629,320
1,000		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B-1, WI/DD	TBD	TBD	Caa2	362,500
18,288		SunGard Data Systems, Inc., Term Loan B	4.553%	2/28/14	BB	14,094,772

32,123		Total IT Services				23,531,256

		Leisure Equipment & Products – 2.5% (1.5% of Total Investments)

10,025		Bombardier Recreational Products, Inc., Term Loan	6.347%	6/28/13	B+	6,942,532
5,000		Wimar OpCo LLC, Term Loan, (8)	7.250%	1/03/12	N/R	2,320,833

15,025		Total Leisure Equipment & Products				9,263,365

		Machinery – 1.0% (0.6% of Total Investments)

5,000		Manitowoc Company, Delayed Term Loan, (5) (6)	0.750%	8/30/14	BB+	(1,047,500)
933		Navistar International Corporation, Synthetic Letter of Credit	6.242%	1/19/12	N/R	653,333
2,567		Navistar International Corporation, Term Loan	6.421%	1/19/12	N/R	1,796,667
3,560		Oshkosh Truck Corporation, Term Loan	4.503%	12/06/13	BB+	2,483,100

12,060		Total Machinery				3,885,600

		Media – 28.1% (17.3% of Total Investments)

1,954		American Media Operations, Inc., Term Loan	7.560%	1/13/13	B	1,313,978
8,887		Cequel Communications LLC, Term Loan B, 144A	6.207%	11/05/13	BB-	6,590,200
3,000		Charter Communications Operating Holdings LLC, Holdco Term Loan	6.262%	3/06/14	B+	1,960,001
5,902		Charter Communications Operating Holdings LLC, Term Loan	5.313%	3/06/14	B+	4,444,173
1,774		Gray Television, Inc., Term Loan B	5.044%	12/31/14	B	1,011,144
7,860		Idearc, Inc., Term Loan	5.742%	11/17/14	BB	3,392,903
15,593		Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.012%	4/08/12	N/R	7,884,270
17,655		Neilsen Finance LLC, Term Loan	4.803%	8/09/13	Ba3	12,870,453
717		NextMedia Operating, Inc., Delayed Term Loan	8.278%	11/15/12	B1	491,150
1,616		NextMedia Operating, Inc., Term Loan, First Lien	7.259%	11/15/12	B1	1,107,084
4,721		Philadelphia Newspapers, Term Loan	8.500%	6/29/13	N/R	1,416,153
4,767		ProQuest Company, Term Loan B	5.716%	2/09/14	BB-	4,147,000
985		Readers Digest Association, Inc., Term Loan	5.234%	3/02/14	B1	502,350
10,149		Regal Cinemas Corporation, Term Loan	5.262%	10/27/13	Ba2	7,673,806
3,809		SFX Entertainment, Inc., Term Loan	7.020%	6/20/13	Ba3	3,066,101
965		Spanish Broadcasting System, Inc., Term Loan B	5.520%	6/10/12	B-	447,519
26,682		Tribune Company, Term Loan B, DD1	6.000%	6/04/14	B	11,980,420
2,048		Tribune Company, Term Loan X	7.084%	6/04/09	B	1,611,776
25,000		Univision Communications, Inc., Term Loan	5.250%	9/29/14	B1	13,587,500
3,853		Univision Communications, Inc., Term Loan, Second Lien	5.500%	3/29/09	Caa1	3,380,569
3,000		UPC Broadband Holding BV, Term Loan N	5.470%	12/31/14	Ba3	2,152,500
748		Valassis Communications, Inc., Delayed Term Loan	5.520%	3/02/14	BB	525,791
2,255		Valassis Communications, Inc., Tranche B, Term Loan	5.520%	3/02/14	BB	1,585,721
10,060		WMG Acquisition Corporation, Term Loan	5.064%	2/28/11	BB	8,148,648
6,025		Yell Group PLC, Term Loan	6.118%	10/27/12	N/R	4,157,250

170,025		Total Media				105,448,460

		Metals & Mining – 2.5% (1.5% of Total Investments)

2,729		Amsted Industries, Inc., Delayed Term Loan	5.179%	4/08/13	BB	2,155,983
3,759		Amsted Industries, Inc., Term Loan	6.560%	4/08/13	BB	2,894,053
988		Edgen Murray II LP, Term Loan	5.630%	5/11/14	B	831,969
4,757		John Maneely Company, Term Loan	7.662%	12/08/13	B+	3,508,347

12,233		Total Metals & Mining				9,390,352

		Oil, Gas & Consumable Fuels – 2.6% (1.6% of Total Investments)

1,970		Brand Energy & Infrastructure Services, Inc., Term Loan B	6.002%	2/07/14	B1	1,497,200
2,985		CCS Income Trust, Term Loan	6.118%	11/14/14	BB-	2,261,109
301		Coffeyville Resources LLC, Credit Linked Deposit	6.633%	12/28/10	BB-	242,482
971		Coffeyville Resources LLC, Term Loan D	6.632%	12/28/13	BB-	782,940
2,288		Quicksilver Resource, Inc., Term Loan	7.735%	8/08/13	B1	1,881,469
3,829		Western Refining, Inc., Term Loan	9.171%	5/30/14	BB-	2,890,803

12,344		Total Oil, Gas & Consumable Fuels				9,556,003

		Paper & Forest Products – 0.6% (0.4% of Total Investments)

1,703		Georgia-Pacific Corporation, Term Loan B	4.654%	12/21/12	BB+	1,418,561
1,980		Wilton Products, Term Loan	6.089%	11/16/14	Ba3	999,900

3,683		Total Paper & Forest Products				2,418,461

		Pharmaceuticals – 1.2% (0.7% of Total Investments)

1,631		Stiefel Laboratories, Inc., Delayed Term Loan	7.000%	12/28/13	BB-	1,329,235
2,132		Stiefel Laboratories, Inc., Term Loan	7.000%	12/28/13	BB-	1,737,852
1,156		Warner Chilcott Corporation, Tranche B, Term Loan	5.762%	1/18/12	BB-	955,847
434		Warner Chilcott Corporation, Tranche C, Term Loan	5.762%	1/18/12	BB-	358,643

5,353		Total Pharmaceuticals				4,381,577

		Real Estate Management & Development – 4.3% (2.7% of Total Investments)

7,303		Capital Automotive LP, Term Loan	5.470%	12/15/10	BB+	4,651,775
14,080		LNR Property Corporation, Term Loan B	6.040%	7/12/11	BB	7,708,800
5,925		Realogy Corporation, Delayed Term Loan	6.829%	10/10/13	B+	3,811,845

27,308		Total Real Estate Management & Development				16,172,420

		Road & Rail – 5.3% (3.2% of Total Investments)

667		Hertz Corporation, Letter of Credit	5.454%	12/21/12	BB+	483,809
3,668		Hertz Corporation, Term Loan	4.586%	12/21/12	BB+	2,662,273
28,512		Swift Transportation Company, Inc., Term Loan, DD1	6.063%	5/10/14	B+	16,536,742

32,847		Total Road & Rail				19,682,824

		Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

2,948		Freescale Semiconductor, Inc., Term Loan	5.470%	11/29/13	Ba1	2,016,582

		Software – 2.8% (1.7% of Total Investments)

7,573		Dealer Computer Services, Inc., Term Loan	5.171%	10/26/12	BB	4,922,725
6,000		Dealer Computer Services, Inc., Term Loan, Second Lien	8.671%	10/26/13	B	3,570,000
1,975		IPC Systems, Inc., Term Loan	6.012%	5/31/14	B+	1,022,063
2,000		IPC Systems, Inc., Term Loan, Second Lien	9.012%	5/31/15	CCC+	840,000

17,548		Total Software				10,354,788

		Specialty Retail – 8.6% (5.3% of Total Investments)

6,005		Blockbuster, Inc., Tranche B, Term Loan	6.771%	8/20/11	B1	4,669,173
4,970		Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	5.060%	5/28/13	B2	2,745,807
702		J Crew Operating Corporation, Term Loan	5.188%	5/15/13	BB	589,474
12,506		Michaels Stores, Inc., Term Loan	5.348%	10/31/13	B	7,381,656
5,880		Sally Holdings LLC, Term Loan	5.196%	11/16/13	BB-	4,613,701
5,985		Toys “R” Us – Delaware, Inc., Term Loan B	7.059%	7/19/12	BB-	4,376,586
11,000		TRU 2005 RE Holding Co I LLC, Term Loan	6.720%	12/08/09	B3	8,039,169

47,048		Total Specialty Retail				32,415,566

		Textiles, Apparel & Luxury Goods – 1.1% (0.6% of Total Investments)

2,789		HBI Branded Apparel Limited, Inc., Term Loan	5.173%	9/05/13	BB+	2,383,676
2,000		HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	7.266%	3/05/14	BB-	1,566,667

4,789		Total Textiles, Apparel & Luxury Goods				3,950,343

		Trading Companies & Distributors – 0.8% (0.5% of Total Investments)

1,824		Ashtead Group Public Limited Company, Term Loan	4.563%	8/31/11	Ba2	1,568,640
393		Brenntag Holdings GmbH & Co. KG, Acquisition Facility	5.071%	1/20/14	B+	272,945
1,607		Brenntag Holdings GmbH & Co. KG, Facility B2	5.071%	1/20/14	B+	1,117,055

3,824		Total Trading Companies & Distributors				2,958,640

		Wireless Telecommunication Services – 2.4% (1.5% of Total Investments)

12,000		Asurion Corporation, Term Loan	6.060%	7/03/14	N/R	8,979,996

$822,503		Total Variable Rate Senior Loan Interests (cost $800,264,934)				567,150,602

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.8% (5.4% of Total Investments)

	Diversified Telecommunication Services – 1.0% (0.6% of Total Investments)

$5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	6.276%	6/15/13	BB+	$3,650,000

	Energy Equipment & Services – 1.3% (0.8% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	5.026%	10/01/10	BBB-	4,919,455

	Food Products – 0.7% (0.4% of Total Investments)

1,528	Dole Foods Company	8.625%	5/01/09	B-	1,382,840
1,780	Dole Foods Company	8.875%	3/15/11	B-	1,237,100

3,308	Total Food Products				2,619,940

	Health Care Providers & Services – 0.3% (0.2% of Total Investments)

2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	8.871%	9/15/15	CCC+	1,240,000

	Hotels, Restaurants & Leisure – 1.6% (1.0% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	B	5,846,000

	Paper & Forest Products – 0.7% (0.4% of Total Investments)

500	Verso Paper Holdings LLC, Series B	9.125%	8/01/14	B	267,500
4,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	6.776%	8/01/14	B	2,340,000

4,500	Total Paper & Forest Products				2,607,500

	Real Estate Investment Trust – 0.7% (0.5% of Total Investments)

4,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	4.996%	12/01/11	BB-	2,670,000

	Semiconductors & Equipment – 2.3% (1.4% of Total Investments)

1,400	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	8.526%	6/01/13	B+	1,198,750
16,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	5.776%	10/15/13	B-	7,100,000
1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A	6.151%	6/01/13	B	220,000

18,400	Total Semiconductors & Equipment				8,518,750

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	6.496%	12/15/14	B	683,750

$51,108	Total Corporate Bonds (cost $51,318,796)				32,755,395

Shares	Description (1)	Value

	Investment Companies – 2.1% (1.3% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund	$3,402,286
963,820	Eaton Vance Senior Income Trust	4,568,507

	Total Investment Companies (cost $11,947,776)	7,970,793

	Total Investments (cost $863,531,506) – 162.0%	607,876,790

	Borrowings – (25.4)% (9)	(95,300,000)

	Other Assets Less Liabilities – 7.4%	27,623,502

	Preferred Shares, at Liquidation Value – (44.0)% (9)	(165,000,000)

	Net Assets Applicable to Common Shares – 100%	$375,200,292

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at October 31, 2008. At October 31, 2008, the Fund had unfunded Senior Loan Commitments of $7,271,224.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2008.

(7)	Principal Amount rounds to less than $1,000.

(8)	At or subsequent to October 31, 2008, this issue was under the protection of the Federal Bankruptcy Court.

(9)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 15.7% and 27.1%, respectively.

N/R	Not rated.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$7,970,793	$599,905,997	$-	$607,876,790

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2008, the cost of investments was $864,153,051.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$—
Depreciation	(256,276,261)

Net unrealized appreciation (depreciation) of investments	$(256,276,261)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2008